Note 21 - Trade and Other Payables	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
Note
21
Trade and other payables

[US$ thousands]	As of December 31,	As of December 31,
Trade and other payables	2017	2018
Trade payables	16,521	14,914
Sales tax payables	20	9
Employee withholding tax	370	24
VAT	792	809
Payroll tax (1)	3,699	2,200
Total	21,401	17,957

(1)	Includes accruals for social security costs related to share-based remuneration.

For a schedule of maturities for trade and other payables, see Note
16.